Other Disclosures - Related party disclosures (Details)		1 Months Ended		12 Months Ended
	May 06, 2016 director	Oct. 31, 2016 EquityInstruments	Sep. 30, 2015 EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments	May 03, 2017 EquityInstruments	Dec. 31, 2015 EquityInstruments
Disclosure of transactions between related parties [line items]
Number of directors with consulting agreements | director	2
Consulting agreement term	4 years
Purchase of services from NB				$ 76,000	$ 68,000	$ 68,000
Danish Legal Services				396,000	1,454,000	1,377,000
Consulting Services				71,000	188,000	202,000
Amounts owed to related parties				113,000	283,000	723,000
Guarantees provided to related parties				0
Guarantees received from related parties				0
Share - based compensation paid				$ 3,088,000	$ 223,000	$ 3,290,000
Deferred shares
Disclosure of transactions between related parties [line items]
Shares outstanding | EquityInstruments				700,000	700,000	3,517,000		4,814,000
Granted (after Share Split) | EquityInstruments				0	900,000	125,000
Consultants | Deferred shares
Disclosure of transactions between related parties [line items]
Granted | EquityInstruments		12,500	25,000
Shares outstanding | EquityInstruments					121,000		194,000
Granted (after Share Split) | EquityInstruments		125,000	250,000
Vesting term				4 years
Board of Directors
Disclosure of transactions between related parties [line items]
Compensation				$ 60,000	$ 373,000	$ 87,000
Share - based compensation paid				495,000	1,300,000	$ 2,200,000
Payment for partial repurchase of equity awards				$ 65,000	$ 864,000